Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
INVESTMENTS
5.	Investments

Fair values

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2011
U.S. government and agencies	$366,968	$93,127	$—	$460,095
Municipal	723,467	80,451	(14,162)	789,756
Corporate	3,495,248	346,055	(24,289)	3,817,014
Foreign government	283,135	93,806	—	376,941
RMBS	432,808	17,837	(4,899)	445,746
CMBS	257,768	5,218	(28,796)	234,190
ABS	119,967	3,475	(3,311)	120,131
Redeemable preferred stock	9,144	467	—	9,611

Total fixed income securities	$5,688,505	$640,436	$(75,457)	$6,253,484

December 31, 2010
U.S. government and agencies	$288,835	$69,934	$(201)	$358,568
Municipal	874,967	16,539	(37,772)	853,734
Corporate	3,545,565	235,383	(27,856)	3,753,092
Foreign government	268,603	61,683	(683)	329,603
RMBS	579,801	20,859	(10,362)	590,298
CMBS	294,494	5,832	(33,282)	267,044
ABS	138,832	2,917	(3,185)	138,564
Redeemable preferred stock	9,196	10	—	9,206

Total fixed income securities	$6,000,293	$413,157	$(113,341)	$6,300,109

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$249,913	$253,197
Due after one year through five years	1,313,152	1,403,125
Due after five years through ten years	1,690,868	1,947,733
Due after ten years	1,881,797	2,083,552

	5,135,730	5,687,607
RMBS and ABS	552,775	565,877

Total	$5,688,505	$6,253,484

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2011	2010	2009
Fixed income securities	$326,000	$341,612	$338,563
Mortgage loans	30,726	30,374	36,658
Equity securities	2,818	2,626	1,751
Limited partnership interests	3,157	—	—
Short-term and other	3,832	4,452	5,038

Investment income, before expense	366,533	379,064	382,010
Investment expense	(10,264)	(10,369)	(9,615)

Net investment income	$356,269	$368,695	$372,395

Realized capital gains and losses

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2011	2010	2009
Fixed income securities	$10,600	$(19,445)	$114,122
Mortgage loans	(1,119)	(2,534)	(5,327)
Equity securities	9,575	19,009	110
Limited partnership interests	8,752	(146)	—
Derivatives	15,096	(42,733)	36,526
Other	3	—	37

Realized capital gains and losses	$42,907	$(45,849)	$145,468

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2011	2010	2009
Impairment write-downs	$(18,129)	$(31,370)	$(30,255)
Change in intent write-downs	(1,449)	(11,226)	(20,821)

Net other-than-temporary impairment losses recognized in earnings	(19,578)	(42,596)	(51,076)
Sales	38,631	39,937	160,294
Valuation of derivative instruments	16,552	(37,932)	29,831
Settlements of derivative instruments	(1,456)	(5,112)	6,419
EMA limited partnership income	8,758	(146)	—

Realized capital gains and losses	$42,907	$(45,849)	$145,468

Gross gains of $29.9 million, $32.7 million and $180.8 million and gross losses of $10.7 million, $17.2 million and $23.1 million were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

	2011			2010			2009
($ in thousands)	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(406)	$—	$(406)	$(8,328)	$—	$(8,328)	$(2,298)	$—	$(2,298)
Corporate	(5,259)	1,567	(3,692)	(7,500)	141	(7,359)	(17,993)	(938)	(18,931)
RMBS	(2,210)	91	(2,119)	(3,146)	(1,882)	(5,028)	(6,494)	3,895	(2,599)
CMBS	(12,287)	568	(11,719)	(23,179)	4,220	(18,959)	(19,458)	(1,826)	(21,284)

Total fixed income securities	(20,162)	2,226	(17,936)	(42,153)	2,479	(39,674)	(46,243)	1,131	(45,112)
Mortgage loans	(1,642)	—	(1,642)	(2,922)	—	(2,922)	(5,950)	—	(5,950)
Equity securities	—	—	—	—	—	—	(14)	—	(14)

Other-than-temporary impairment losses	$(21,804)	$2,226	$(19,578)	$(45,075)	$2,479	$(42,596)	$(52,207)	$1,131	$(51,076)

The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $4.4 million and $14.6 million as of December 31, 2011 and 2010, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2011	December 31, 2010
Corporate	$(1,567)	$(300)
RMBS	(7,522)	(7,791)
CMBS	(2,550)	(4,220)

Total	$(11,639)	$(12,311)

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2011	2010	2009
Beginning balance	$(24,172)	$(25,493)	$—
Beginning balance of cumulative credit loss for securities held as of April 1, 2009	—	—	(33,493)
Additional credit loss for securities previously other-than-temporarily impaired	(4,387)	(2,050)	(3,328)
Additional credit loss for securities not previously other-than-temporarily impaired	(12,100)	(26,398)	(17,665)
Reduction in credit loss for securities disposed or collected	28,304	28,071	28,993
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	7	1,698	—
Change in credit loss due to accretion of increase in cash flows	845	—	—

Ending balance	$(11,503)	$(24,172)	$(25,493)

The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

	Fair value	Gross unrealized		Unrealized net gains (losses)
($ in thousands)		Gains	Losses
December 31, 2011
Fixed income securities	$6,253,484	$640,436	$(75,457)	$564,979
Equity securities	104,178	20,377	—	20,377
Short-term investments	148,829	2	(5)	(3)
EMA limited partnership interests (1)				30

Unrealized net capital gains and losses, pre-tax				585,383
Amounts recognized for:
Insurance reserves (2)				(282,961)
DAC and DSI (3)				(17,786)

Amounts recognized				(300,747)
Deferred income taxes				(99,623)

Unrealized net capital gains and losses, after-tax				$185,013

(1)	Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross gains and losses are not applicable.
(2)	The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.
(3)	The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2010
Fixed income securities	$6,300,109	$413,157	$(113,341)	$299,816
Equity securities	124,559	25,211	—	25,211
Short-term investments	198,601	1	(1)	—

Unrealized net capital gains and losses, pre-tax				325,027
Amounts recognized for:
Insurance reserves				(115,141)
DAC and DSI				(4,947)

Amounts recognized				(120,088)
Deferred income taxes				(71,729)

Unrealized net capital gains and losses, after-tax				$133,210

Change in unrealized net capital gains and losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2011	2010	2009
Fixed income securities	$265,163	$299,286	$280,616
Equity securities	(4,834)	2,068	23,143
Short-term investments	(3)	3	(68)
Derivative instruments	—	(309)	(1,440)
EMA limited partnership interests	30	—	—

Total	260,356	301,048	302,251
Amounts recognized for:
Insurance reserves	(167,820)	(74,590)	115,384
DAC and DSI	(12,839)	(58,519)	(213,075)

Amounts recognized	(180,659)	(133,109)	(97,691)
Deferred income taxes	(27,894)	(58,779)	(71,596)

Increase in unrealized net capital gains and losses	$51,803	$109,160	$132,964

Portfolio monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position. There were no equity securities with gross unrealized losses as of December 31, 2011 or 2010.

	Less than 12 months			12 months or more			Total unrealized losses
($ in thousands)	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2011
Fixed income securities
Municipal	1	$4,750	$(688)	14	$76,961	$(13,474)	$(14,162)
Corporate	59	211,256	(7,927)	17	85,680	(16,362)	(24,289)
RMBS	2	7,245	(93)	13	34,973	(4,806)	(4,899)
CMBS	8	66,380	(8,005)	8	57,789	(20,791)	(28,796)
ABS	3	20,284	(123)	2	10,577	(3,188)	(3,311)

Total fixed income securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)

Investment grade fixed income securities	47	$283,775	$(15,369)	31	$181,867	$(36,656)	$(52,025)
Below investment grade fixed income securities	26	26,140	(1,467)	23	84,113	(21,965)	(23,432)

Total fixed income securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)

December 31, 2010
Fixed income securities
U.S. government and agencies	1	$4,182	$(201)	—	$—	$—	$(201)
Municipal	39	227,428	(6,528)	31	171,400	(31,244)	(37,772)
Corporate	79	383,290	(17,054)	20	97,202	(10,802)	(27,856)
Foreign government	2	43,918	(683)	—	—	—	(683)
RMBS	35	8,883	(110)	35	45,913	(10,252)	(10,362)
CMBS	1	9,968	(57)	15	117,978	(33,225)	(33,282)
ABS	5	9,937	(39)	3	18,914	(3,146)	(3,185)

Total fixed income securities	162	$687,606	$(24,672)	104	$451,407	$(88,669)	$(113,341)

Investment grade fixed income securities	138	$635,094	$(22,220)	70	$367,032	$(60,013)	$(82,233)
Below investment grade fixed income securities	24	52,512	(2,452)	34	84,375	(28,656)	(31,108)

Total fixed income securities	162	$687,606	$(24,672)	104	$451,407	$(88,669)	$(113,341)

As of December 31, 2011, $30.1 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $30.1 million, $26.3 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

As of December 31, 2011, the remaining $45.3 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $25.7 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $45.3 million, $19.6 million are related to below investment grade fixed income securities. Of these amounts, $13.3 million of the below investment grade fixed income securities had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2011. Unrealized losses on below investment grade securities are principally related to CMBS and RMBS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.

RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities.

As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

Limited partnerships

As of December 31, 2011 and 2010, the carrying value of equity method limited partnership interests totaled $39.0 million and $2.4 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2011 and 2010, the Company had no write-downs related to equity method limited partnership interests.

As of December 31, 2011 and 2010, the carrying value for cost method limited partnership interests was $32.4 million and $2.4 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2011 and 2010, the Company had no write-downs related to cost method investments.

Mortgage loans

The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $565 million and $501 million as of December 31, 2011 and 2010, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2011	2010
California	22.3%	24.2%
Illinois	13.5	14.6
Texas	11.2	9.5
New Jersey	7.0	4.3
Arizona	6.4	7.4

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2011	2010
Warehouse	29.2%	35.1%
Office buildings	25.7	29.4
Retail	21.6	19.4
Apartment complex	16.9	11.9
Other	6.6	4.2

Total	100.0%	100.0%

The contractual maturities of the mortgage loan portfolio as of December 31, 2011 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2012	5	$23,719	4.2%
2013	15	68,686	12.2
2014	9	44,946	7.9
2015	21	121,243	21.5
Thereafter	55	306,253	54.2

Total	105	$564,847	100.0%

Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2011.

Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.

The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

	2011			2010
($ in thousands)	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Debt service coverage ratio distribution
Below 1.0	$32,308	$—	$32,308	$13,361	$—	$13,361
1.0 - 1.25	96,741	—	96,741	140,835	—	140,835
1.26 - 1.50	186,429	—	186,429	128,978	—	128,978
Above 1.50	246,451	—	246,451	206,694	4,485	211,179

Total non-impaired mortgage loans	$561,929	$—	$561,929	$489,868	$4,485	$494,353

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in thousands)	2011	2010
Impaired mortgage loans with a valuation allowance	$2,918	$7,123
Impaired mortgage loans without a valuation allowance	—	—

Total impaired mortgage loans	$2,918	$7,123

Valuation allowance on impaired mortgage loans	$637	$1,670

The average balance of impaired loans was $4.4 million, $11.1 million and $17.0 million during 2011, 2010 and 2009, respectively.

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2011	2010	2009
Beginning balance	$1,670	$4,250	$449
Net increase in valuation allowance	1,642	2,922	5,264
Charge offs	(2,675)	(5,502)	(1,463)

Ending balance	$637	$1,670	$4,250

There are no past due mortgage loans as of December 31, 2011. The carrying value of past due mortgage loans as of December 31, 2010 was $3.6 million, all of which were less than 90 days past due. There were no mortgage loans in the process of foreclosure as of December 31, 2011 or 2010.

Municipal bonds

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2011	2010
California	20.8%	21.6%
Texas	11.6	12.1
Illinois	5.8	5.1

Concentration of credit risk

As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.

Securities loaned

The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2011 and 2010, fixed income securities with a carrying value of $59.3 million and $124.5 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company’s obligation to return the collateral. Interest income on collateral, net of fees, was zero, $487 thousand and $681 thousand in 2011, 2010 and 2009, respectively.

Other investment information

Included in fixed income securities are below investment grade assets totaling $317.2 million and $388.3 million as of December 31, 2011 and 2010, respectively.

As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $2.9 million were on deposit with regulatory authorities as required by law.

As of December 31, 2011, the carrying value of fixed income securities that were non-income producing was $3.7 million.